Consolidated Statements of Income - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating revenues
Total operating revenues (note 6)	$ 7,588.0	$ 5,765.0
Operating expenses
Operating, maintenance and general expenses ("OM&G")	1,596.0	1,368.0
Provincial, state, and municipal taxes	367.0	330.0
Depreciation and amortization	952.0	902.0
Impairment charge (note 22)	73.0	0.0
Total operating expenses	5,959.0	4,835.0
Income from operations	1,629.0	930.0
Income from equity investments (note 8)	129.0	143.0
Other income, net (note 9)	145.0	93.0
Interest expense, net	709.0	611.0
Income before provision for income taxes	1,194.0	555.0
Income tax expense (recovery) (note 10)	185.0	(6.0)
Net income	1,009.0	561.0
Non-controlling interest in subsidiaries	1.0	1.0
Preferred stock dividends	63.0	50.0
Net income attributable to common shareholders	$ 945.1	$ 510.5
Earnings per common share (note 12)
Basic	$ 3.56	$ 1.98
Diluted	$ 3.55	$ 1.98
Weighted average shares of common stock outstanding (in millions) (note 12)
Basic	265.5	257.2
Diluted	265.9	258.0
Dividends per common share declared	$ 2.6775	$ 2.5750
Regulated | Gas Revenue
Operating revenues
Total operating revenues (note 6)	$ 1,681.0	$ 1,261.0
Operating expenses
Fuel for generation and purchased power	800.0	472.0
Regulated | Electric Revenue
Operating revenues
Total operating revenues (note 6)	5,473.0	4,665.0
Operating expenses
Fuel for generation and purchased power	$ 2,171.0	$ 1,763.0